Note 5 - Accrued Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

 NOTE 6: ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2022 and March 31, 2022:

	December 31,	March 31,
	2022	2022
	(unaudited)
Insurance	$917,407	$343,726
Compensation	499,730	245,179
Taxes	67,207	85,000
Interest	19,727	-
Repairs and Maintenance	30,000	-
Professional fees and consulting costs	19,337	442,793
Total	$1,553,408	$1,116,698

Banner Midstream Corp. [Member]
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 5: ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	March 31, 2022	March 31, 2021

Professional fees and consulting costs (including allocated costs)	$442,793	$3,799,795
Compensation	245,179	733,521
Interest	-	56,746
Taxes	85,000	58,697
Insurance	343,726	211,374
Total	$1,116,698	$4,860,133